Financial Instruments and Risk Management (Derivative Instrument Not Designated as Cash Flow Hedged Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / oz oz	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedged items [line items]
Ounces Subject to Contract | oz	69,750
Unrealized gain on non-hedging derivatives	$ (0.9)	$ (0.3)
Expense relating to variable lease payments not included in measurement of lease liabilities	104.2	88.2
Derivatives | Gold Options
Disclosure of detailed information about hedged items [line items]
Financial liabilities, at fair value	(0.8)
Gold Options | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value		0.1
Gains (losses) on change in fair value of derivatives	0.1	3.5
Unrealized gain on non-hedging derivatives	$ 0.9	$ 0.3
Purchase Put Options | Gold Options | 2024 | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,926
Sold Call Option | Gold Options | 2024 | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	2,356